EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) - CAD ($)			1 Months Ended						12 Months Ended
	Jul. 07, 2023	May 11, 2021	Nov. 22, 2022	May 16, 2022	Nov. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Nov. 30, 2016	Mar. 31, 2024	Mar. 31, 2022	Dec. 31, 2019
IKE District [Member]
Statement [Line Items]
Royalty interest									1.00%
Royalty obligation									$ 5,000,000
Joy District [Member]
Statement [Line Items]
Common shares issue							5,277,778
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest									1.00%
Royalty amount payment									$ 4,000,000
Royalty obligation									$ 2,000,000
Additional royalty interest									2.00%
Common shares issue									500,000
Advance royalty payments									$ 50,000
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest									2.00%
Royalty amount payment									$ 1,500,000
Royalty obligation									$ 2,000,000
Additional royalty interest									2.50%
Paula Property[Member]
Statement [Line Items]
Royalty interest					1.00%
Percentage of property purchase					100.00%
Cash payments					$ 500,000
Duke Property Mineral [Member] | Duke District [Member]
Statement [Line Items]
Royalty interest			70.00%
Exploration and development expenditures									$ 30,000,000	$ 5,000,000
Owenership percentage								100.00%
Acquisition costs								$ 168,996
Additional add on exploration and development expenditures									$ 60,000,000
Description about exploration and development expenditures									a minimum rate of $10 million per year over the ensuing six years
Advanced contributions balance									$ 3,945,526
Cost recovery expenditure									7,844,221
Rvenue from project									$ 611,248
Duke Property Mineral [Member] | DUKE District Capped Royalty [Member]
Statement [Line Items]
Royalty interest	2.00%
Common shares issue	200,000
Owenership percentage									100.00%
Event of commercial property description	payable until $10 million has been paid after which the NSR shall cease
Cash payments	$ 5,000
Annual scholarship per year	$ 20,000
Other Property Transactions [Member]
Statement [Line Items]
Expected life									4 years 11 months 23 days
Expected volatility									139.00%
Dividend yield									0.00%
Risk free-interest rate									0.38%
Owenership percentage				100.00%
Description of consideration comprising									the Company received $300,000 in cash from IMC and 550,000 post-consolidated common shares and 550,000 post consolidated warrants of Carlyle as consideration, exercisable at $5 per post-consolidated warrant until December 8, 2025. The 550,000 post-consolidated common shares were measured at $907,500 based on the fair market value of $1.65 per post-consolidated share on the Closing Date. The 550,000 post-consolidated warrants were measured at $727,000 using the Black-Scholes option pricing model
Description of minerals claims option agreement				subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10,000,000 has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production				$ 100,000
Payment for commercial production to subsequent year									shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1,000,000 has been paid to optionor
Cascadero Copper Corporation [Member]
Statement [Line Items]
Dividend yield							100.00%
PINE Property [Member]
Statement [Line Items]
Dividend yield							49.00%
Percentage of property purchase											51.00%
Gold Fields Toodoggone Exploration Corporation [Member]
Statement [Line Items]
Common shares issue						300,000					5,000,000
Percentage of property purchase									100.00%
Cash payments						$ 100,000	$ 1,000,000
Description of retains profits interest									GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to the Underlying NSR and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares
Joy Property Mineral [Member]
Statement [Line Items]
Owenership percentage								100.00%
Direct acquisition costs								$ 335,299
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage		70.00%
Initial interest		60.00%
Required fund		$ 35,000,000
Work expenditures term		5 years
Earning description		Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years
Project costs									$ 4,257,245
Earned fee									$ 85,000